Condensed Consolidated Statements of Income and Retained Earnings (Unaudited) - USD ($)		3 Months Ended
		Mar. 31, 2020	Mar. 31, 2019
Details
Interest Income		$ 56,146,553	$ 49,695,673
Interest Expense		5,422,694	4,346,506
NET INTEREST INCOME		50,723,859	45,349,167
Provision for loan losses		18,140,668	10,542,569
NET INTEREST INCOME AFTER PROVISION FOR LOAN LOSSES		32,583,191	34,806,598
NET INSURANCE INCOME
Premiums and Commissions		13,226,797	11,910,994
Insurance Claims and Expenses		3,660,429	3,334,061
Total Net Insurance Income		9,566,368	8,576,933
OTHER REVENUE		1,170,424	1,141,697
OTHER OPERATING EXPENSES:
Personnel Expense		23,640,418	23,772,579
Occupancy Expense		4,486,784	4,497,307
Other Expense		12,357,914	10,928,067
Operating Expenses, Total		40,485,116	39,197,953
INCOME BEFORE INCOME TAXES		2,834,867	5,327,275
Provision for Income Taxes		945,346	822,984
Net Income (Loss)		1,889,521	4,504,291
RETAINED EARNINGS, Beginning of Period		251,711,270	241,082,137
Cumulative Change in Accounting Principal	[1]	(2,158,161)	0
Distributions on Common Stock		(100,000)	(118,333)
RETAINED EARNINGS, End of Period		$ 251,342,630	$ 245,468,095
170,000 Shares Outstanding for All Periods (1,700 voting, 168,300 non-voting)		$ 11.11	$ 26.50

[1]	See Note 1.